Condensed Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Operating expenses:
General and administrative	$ 3,638	$ 844,531	$ 868	$ 2,155,418	$ 8,549	$ 145,492
Loss from operations	(3,638)	(844,531)	(868)	(2,155,418)	(8,549)	(145,492)
Other income (expense):
Interest income		1,853		5,724		9,325
Unrealized loss on marketable securities				(17,356)		(1,831)
Interest earned on cash held in Trust Account						1,590
Change in fair value of warrant liability		85,040		1,256,462		(1,494,092)
Other income, net		86,893		1,244,830		(1,485,008)
Loss before income taxes	(3,638)					(1,630,500)
Benefit from income taxes
Net income (loss)	$ (3,638)	$ (757,638)	$ (868)	$ (910,588)	$ (8,549)	$ (1,630,500)
Weighted-average Shares of Common Stock subject to redemption outstanding, basic and diluted (in Shares)		7,278,151		7,278,151
Basic and diluted net income (loss) per Shares of Common Stock subject to redemption (in Dollars per share)		$ 0		$ 0
Weighted-average Shares of Common Stock outstanding, basic and diluted (in Shares)		1,819,538	2,622,283	1,819,538	2,942,194	2,409,951
Basic and diluted net income (loss) per Shares of Common Stock (in Dollars per share)		$ (0.42)	$ 0	$ (0.5)	$ 0	$ (0.68)